================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended          MARCH 31, 2007
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
         --------------------------------------
Address:     3 Pickwick Plaza
         --------------------------------------
             Greenwich, CT 06830
         --------------------------------------

Form 13F File Number:    028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         --------------------------------------
Title:       Chief Financial Officer
         --------------------------------------
Phone:       (203) 629-8600
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT             May 14, 2007
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                ------------------

Form 13F Information Table Entry Total:                  11
                                                ------------------

Form 13F Information Table Value Total:             $2,746,668
                                                ------------------
                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORP          COM     278856109      91,428    4,744,556   SH             SOLE                  4,744,556
----------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC      COM     42822Q100     285,708    9,774,477   SH             SOLE                  9,774,477
----------------------------------------------------------------------------------------------------------------------------------
IHS INC                CL A    451734107     192,703    4,687,500   SH             SOLE                  4,687,500
----------------------------------------------------------------------------------------------------------------------------------
MEDAVANT (formerly,
ProxyMed, Inc.)        COM     744290305       9,773    3,381,802   SH             SOLE                  3,381,802
----------------------------------------------------------------------------------------------------------------------------------
MICROSEMI CORP         COM     595137100         303       14,557   SH             SOLE                     14,557
----------------------------------------------------------------------------------------------------------------------------------
NET 1 UEPS TECH INC    COM     64107N206     159,458    6,409,091   SH             SOLE                  6,409,091
----------------------------------------------------------------------------------------------------------------------------------
NYMEX HOLDINGS INC     COM     62948N104     985,495    7,259,100   SH             SOLE                  7,259,100
----------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC         COM     62949W103     775,941    8,276,704   SH             SOLE                  8,276,704
----------------------------------------------------------------------------------------------------------------------------------
PATNI COMPUTER SYS     ADR     703248203     232,466   10,080,933   SH             SOLE                10,080,933
----------------------------------------------------------------------------------------------------------------------------------
SYS TECHNOLOGIES       COM     785070103       3,667    1,706,212   SH             SOLE                  1,706,212
----------------------------------------------------------------------------------------------------------------------------------
VIMICRO INTL CORP      ADR     92718N109       9,726    1,500,934   SH             SOLE                  1,500,934
----------------------------------------------------------------------------------------------------------------------------------



                                       3